Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of significant accounting policies [text block] [Abstract]
Schedule of straight line method over the estimated useful life of the asset [table text block]
Machinery and equipment	6 – 10 years (primarily 10)
Furniture	7 – 14 years
Computers	3 years
Computer programs	3 years

Disclosure of quantitative information about right-of-use assets [text block]
Years
Property	1-2
Motor vehicles	3